GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Non-RMH/EGC
GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred net losses of $4,029,266, $11,444,782, and $5,320,974 for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017 respectively. Our net cash used in operating activities was $2,097,363, $3,854,506, and $2,082,493 for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017 respectively.

The Company anticipates that it will record losses from operations for the foreseeable future. As of June 30, 2019, the accumulated deficit was $145,198,634.  The Company has experienced recurring operating losses and negative operating cash flows since inception and has financed its working capital requirements during this period primarily through the recurring issuance of convertible notes payable and advances from a related party. The audit opinion prepared by our independent registered public accounting firm relating to our financial statements for the year ended December 31, 2018 and 2017 filed with the SEC on March 8, 2019 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred net losses of $11,444,782 and $5,320,974 for the years ended December 31, 2018 and 2017, respectively. Our net cash used in operating activities was $3,854,506 and $2,082,493 for the years ended December 31, 2018 and 2017, respectively.

The Company anticipates that it will record losses from operations for the foreseeable future. As of December 31, 2018, the accumulated deficit was $141,176,087.  The Company has experienced recurring operating losses and negative operating cash flows since inception and has financed its working capital requirements during this period primarily through the recurring issuance of convertible notes payable and advances from a related party. The audit opinion prepared by our independent registered public accounting firm relating to our financial statements for the year ended December 31, 2018 and 2017 filed with the SEC on March 8, 2019 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.